Fees Summary	Jul. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,462,000.00
Previously Paid Amount	0.00
Total Fee Amount	340.00
Total Offset Amount	0.00
Net Fee	340.00
Narrative - Max Aggregate Offering Price	$ 2,462,000.00
Final Prospectus	true